Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001020425
Litman Gregory Masters Alternative Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Litman Gregory Masters Alternative Strategies Fund
Supplement [Text Block]	ck0001020425_SupplementTextBlock

LITMAN GREGORY FUNDS TRUST

Supplement dated October 1, 2014 to

Prospectus and Summary Prospectus(es) of the
Litman Gregory Funds Trust

dated April 30, 2014, as supplemented

Notice to Existing and Prospective Shareholders of the Litman Gregory Masters Equity Fund, Litman Gregory Masters International Fund, Litman Gregory Masters Smaller Companies Fund and Litman Gregory Masters Alternative Strategies Fund

The following changes to each Fund’s Summary Prospectus and Prospectus are effective immediately:

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Each of the Litman Gregory Masters Fund’s Investor Class shares is eliminating its redemption fee.

Accordingly, all references to the redemption fee for each Fund’s Investor Class shares are removed, effective immediately.

Please retain this Supplement with your Fund(s)’ Summary Prospectus(es) and Statutory Prospectus.